GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
The Cool Company Ltd. (“CoolCo”, the “Company” or “Successor”) is a private limited liability company incorporated in 2018 under the laws of Bermuda. In the period from the incorporation of CoolCo in October 2018 until early 2022 when the transactions described below occurred, the operations of CoolCo were considered insignificant. Beginning in 2022, CoolCo started engaging in the acquisition, ownership, operation and chartering of liquefied natural gas (“LNG”) carriers (“LNGCs”), and the operation of third party fleets under management agreements. The Company is currently listed on the Euronext Growth Oslo and New York Stock Exchange under the symbol "CLCO".

As used herein and unless otherwise required by the context, the terms “CoolCo”, the “Company”, “we”, “our”, “us” and words of similar import refer to CoolCo or any one or more of its consolidated subsidiaries, or to all such entities.

References to “QPSL” refer to Quantum Pacific Shipping Ltd. and to any one or more of its subsidiaries. References to “EPS” refer to EPS Ventures Ltd., a wholly-owned subsidiary of QPSL.

As of December 31, 2022, CoolCo’s owned fleet comprised of twelve LNGCs, including eight modern tri-fuel diesel electric (“TFDE”) vessels we acquired from Golar LNG Limited (“Golar” or “Parent”) and four vessels, comprising of two modern 2-stroke and two TFDE, acquired from Quantum Crude Tankers Ltd, an affiliate of EPS. In addition, CoolCo also managed seventeen vessels (including both LNGCs and Floating Storage and Regasification Units (“FSRUs”)) for third parties, including Golar-owned vessels.

A.Acquisitions from Golar LNG Limited

Golar Shipping and Vessel Management (“GSVM” or "Predecessor”) was a carve-out business of Golar. During the Predecessor periods reported herein, GSVM was engaged in the acquisition, ownership, operation and chartering LNGCs, previously reported within the 'Shipping' segment by Golar, and the operation of third-party vessels under management agreements, previously reported within the 'Corporate and other' segment by Golar. On January 26, 2022, CoolCo entered into various agreements with Golar, including:

1) Vessel SPA: CoolCo and Golar entered into the Vessel SPA, as amended on February 25, 2022, pursuant to which CoolCo acquired all of the outstanding shares of nine of Golar’s wholly-owned subsidiaries on various dates in March and April 2022. Eight of these entities are each the registered or disponent owner or lessee of the following modern TFDE LNG carriers: Golar Seal, Golar Crystal, Golar Ice, Golar Bear, Golar Frost, Golar Glacier, Golar Snow and Golar Kelvin (the "Original Vessels"), each of which operated, as of the acquisition dates, under pre-existing time charters of various durations with major energy, utility and commodity trader counterparties. The ninth subsidiary, The Cool Pool Limited, is the entity responsible for the commercial marketing of these LNG carriers.

The purchase price for each vessel under the Vessel SPA was $145 million per vessel, subject to working capital and debt adjustments. Each acquisition of Golar’s subsidiaries closed on phased completion dates corresponding with the date that the respective Golar subsidiary debt was either refinanced with CoolCo’s new term facility loan (as described further below, for six of the Golar subsidiaries acquired) or assumed by CoolCo (for two of the Golar subsidiaries acquired, lender consent was obtained for the change of control of the existing sale and leaseback arrangements for the vessels Golar Ice and Golar Kelvin, further described in Note 5 herein), which were all subject to customary conditions precedent. CoolCo’s acquisitions closed on various dates from March 3, 2022 to April 5, 2022, as follows:

Date	Name	Purpose
March 3, 2022	Golar Hull M2022 Corp.	Owns and operates Golar Crystal
March 7, 2022	Golar LNG NB12 Corp.	Owns and operates Golar Frost
March 9, 2022	Golar Hull M2021 Corp.	Owns and operates Golar Seal
March 10, 2022	Golar Hull M2027 Corp.	Owns and operates Golar Bear
April 1, 2022	Golar LNG NB10 Corp.	Owns and operates Golar Glacier
April 1, 2022	Golar Hull M2047 Corp.	Owns and operates Golar Snow
April 5, 2022	Golar Hull M2048 Corp	Leases Golar Ice*
April 5, 2022	Golar LNG NB11 Corp	Leases Golar Kelvin*
April 5, 2022	The Cool Pool Limited	Commercial management company
*Golar agreed to remain as the guarantor of the payment obligations relating to LNG carriers owned and operated by two of the acquired Golar subsidiaries, Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding contractual balances.
2) Revolving Credit Facility: CoolCo and Golar also entered into a Revolving Credit Facility for up to $25.0 million (with a maturity date of January 2024, a fixed interest rate of 5% and a commitment fee of 50 basis points on the undrawn amount) to fund CoolCo’s working capital requirements which remained undrawn as of December 31, 2022.

3) Transitional Services Agreement: CoolCo and Golar entered into a Transitional Services Agreement pursuant to which Golar provided corporate administrative services to CoolCo for a fixed daily fee and will terminate on June 30, 2023 unless terminated earlier by either party.

4) ManCo Agreement: CoolCo and Golar agreed that following the conclusion of an internal reorganization of Golar’s management organization, CoolCo acquired Golar’s LNGC and FSRU management organization on June 30, 2022.

On January 26, 2022, CoolCo authorized the issuance of 398,990,000 additional common shares with par value of $1.00, increasing the total number of authorized common shares to 400,000,000. These new common shares have the same rights as the issued and outstanding common shares prior to such date.

On February 17, 2022, CoolCo entered into a senior sustainability term loan facility of $570.0 million (with a maturity in March 2027 and an initial interest rate of the Secured Overnight Financing Rate plus 275 basis points) with a syndicate of banks, which CoolCo drew down contemporaneously with the respective vessel acquisitions to refinance Golar’s existing financing relating to certain of the vessels acquired pursuant to the Vessel SPA, as discussed above.

In February 2022, CoolCo sold 27.5 million common shares at a price of $10.00 per share raising gross proceeds of $275.0 million (net: $266.7 million) in a private placement (the “Private Placement”). The proceeds were also used to finance the acquisition of the Original Vessels. As a result of the Private Placement and post-acquisitions from Golar, EPS Ventures Ltd (“EPS”), a wholly-owned subsidiary of Quantum Pacific Shipping Ltd (“QPSL”), at the time became the largest shareholder with 37.5% of CoolCo’s common shares. Golar held 31.3% of the common shares and public shareholders held the remaining common shares. The common shares were listed on Norwegian Over-The-Counter Market (N-OTC) immediately following completion of the Private Placement. On February 22, 2022, CoolCo completed its listing of common shares on the Euronext Growth Oslo. Golar determined that it relinquished control of CoolCo on January 26, 2022.

On June 30, 2022, CoolCo entered into various agreements (the “ManCo SPA”) with Golar to purchase Golar's LNG carrier and FSRU management organization. Golar and CoolCo entered into the ManCo SPA (as contemplated in the ManCo Agreement), pursuant to which CoolCo acquired four of Golar's wholly-owned subsidiaries, including agreements to manage third parties' fleets of LNG carriers and FSRUs. Following completion of the transactions contemplated under the ManCo SPA, the employees of such entities would also become CoolCo employees. CoolCo’s acquisitions of the four management entities closed and conveyed on the date as follows:

Date	Name	Purpose
June 30, 2022	Cool Company Management d.o.o. (formerly Golar Management d.o.o.) (“Cool Croatia”)	Vessel management company in Croatia
June 30, 2022	Cool Company Management AS (formerly Golar Management Norway AS) (“Cool Norway”)	Vessel management company in Norway
June 30, 2022	Cool Company Management Ltd (“Cool UK”)*	Management company in United Kingdom
June 30, 2022	Cool Company Management Malaysia Sdn Bhd (“Cool Malaysia”)*	Management company in Malaysia
* Cool UK and Cool Malaysia were formed and incorporated in January 2022 and March 2022, respectively, therefore, no comparative results of operations of these entities therein are included within the Predecessor combined carve-out financial statements.

The aggregate amount of purchase consideration for Vessel SPA and ManCo SPA was $346.2 million. This was comprised of $127.9 million in the form of shares in the Company issued to Golar on each respective entity acquisition date pursuant to the Vessel SPA, $211.7 million net cash consideration resulting from acquisition-related refinancing via the Company’s senior secured sustainability term loan facility which was drawn-down contemporaneously with each respective vessel acquisition date and the Vessel SPA working capital adjustments and the ManCo SPA purchase price of approximately $6.6 million, including working capital adjustments, which was paid in cash. Golar and CoolCo also entered into an Administrative Services Agreement, which replaced the Transitional Services Agreement, for the provision of IT, accounting, treasury, finance operations and other corporate overhead functions from July 1, 2022 to June 30, 2023.

The Company accounted for the acquisitions pursuant to Vessel SPA and ManCo SPA as asset acquisitions (Refer to Note 2c – Acquisitions). The table below presents the fair values and excess purchase consideration that were allocated to the assets acquired and liabilities assumed based upon fair values as determined by CoolCo.

	Predecessor (Combined Carve-out)		Successor (Consolidated)
(in $ millions)	Amounts de-recognized on disposal[1] (A)	Fair value and other adjustments[2] (B)	Fair value of amounts acquired C = A + B	Excess purchase consideration allocation (D)	Amounts recognized upon acquisition E = C + D
Assets Acquired
Vessels and equipment, net	1,387.3	(222.2)	1,165.1	27.9	1,193.0
Favorable Contract Intangible Assets	—	13.5	13.5	—	13.5
Assembled Workforce	—	4.5	4.5	0.1	4.6
Customer Relationships	—	3.5	3.5	0.1	3.6
Other current and non-current assets	61.7	—	61.7	0.1	61.8
Total assets acquired:	1,449.0	(200.7)	1,248.3	28.2	1,276.5
Liabilities Assumed
Current portion of long-term debt	154.5	(4.5)	150.0	—	150.0
Unfavorable contracts liabilities	—	69.7	69.7	—	69.7
Other current and non-current liabilities	643.3	—	643.3	—	643.3
Total liabilities assumed:	797.8	65.2	863.0	—	863.0
Non-controlling interest	67.4	(0.1)	67.3	—	67.3
Net assets to be acquired:	583.8	(265.8)	318.0	28.2	346.2

Purchase consideration, net[3]	346.2
Less: fair values of net assets acquired	(318.0)
Excess purchase consideration	28.2
(1) The amounts derecognized upon disposal reflects the aggregate assets and liabilities that were specifically identifiable and directly attributable to the entities, acquired pursuant to the Vessel SPA, that closed on various dates from March 3, 2022 to April 5, 2022 and the four management entities, acquired pursuant to the ManCo SPA that closed on June 30, 2022.

(2) Represents the fair value and other adjustments to the assets and liabilities of entities acquired pursuant to the Vessel SPA and the ManCo SPA as of the respective disposal dates. The adjustment to Vessels and equipment, net reflect these assets at fair value consistent with the revaluation adjustment, including an impairment of vessels, recognized by the Parent in accordance with ASC 360 Property, plant and equipment, following the classification of such long-lived assets as held-for-sale within the Parent's consolidated financial statements. However, for the purposes of GSVM the vessels were deemed as held for use and therefore no similar impairment has been recognized during the Predecessor Period within the combined carve-out statement of operations.

(3) The purchase price of each vessel under the Vessel SPA was $145 million per vessel, subject to working capital and debt adjustments, for each of the eight modern LNG carriers totaling to $1,160.0 million (the "Vessel SPA Purchase Price"). The Purchase Consideration, net is reconciled below:

(in $ millions)		Description

Vessel SPA purchase price	1,160.0	Vessel SPA purchase price of $145 million per vessel.
Less: Debt and leases settled	(587.3)	The settlement of the legacy debt and sale and leaseback obligations on six of the eight vessels, which was partly financed by CoolCo's $570 million bank facility (Note 18)
Less: Leases assumed	(233.7)	Relates to the assumed existing sale and leaseback arrangements from Golar secured by the Golar Ice and Golar Kelvin. These leases are eliminated on consolidation (Note 5)
Add: Working capital adjustments	0.6
Net purchase consideration to Golar under the Vessel SPA	339.6
Settled in the form of cash of $211.7 million and 12,500,000 CoolCo shares with an equivalent value of $127.9 million, issued to Golar for entities acquired at the respective acquisition dates pursuant to the Vessel SPA.

Add: ManCo SPA Consideration	6.6	This relates to the cash consideration for the ManCo SPA.
Purchase consideration, net	346.2
B.     Acquisition from Quantum Crude Tankers Ltd, an affiliate of EPS

On November 10, 2022, pursuant to the Master Sale Agreement (“MSA”), we acquired four special purpose vehicles (the “Acquired Vessel SPVs”) with contracted LNG carriers, the 2021 built 2-stroke Kool Orca, the 2020 built 2-stroke Kool Firn, and the 2015 built TFDE vessels Kool Boreas and Kool Baltic (together the “Acquired Vessels”), from Quantum Crude Tankers Ltd (“QCT”), an affiliate of EPS for an aggregate purchase price of approximately $662.8 million.

In connection with the acquisition, the Company completed a private placement of shares in November 2022 consisting of (i) a primary offering of new shares in the Company and (ii) a secondary offering of existing shares by Golar (the ‘‘Second Private Placement’’). The Company raised gross proceeds equivalent to approximately $170 million (net: $166.0 million) through an issuance of 13,678,462 new shares, and Golar sold 8,046,154 existing shares for approximately $100 million to EPS. The Offer Shares were placed at a price per new share of NOK 130. Upon completion of this private placement, the Company has a total of 53,688,462 outstanding shares with a par value $1.00 each with EPS acquiring 10,789,728 additional shares as part of the Second Private Placement.

We financed the purchase price with the net proceeds of the Second Private Placement and assumed debt of $520.0 million (Note 18), resulting in a net cash consideration of $135.2 million. The details of the Acquired Vessel SPVs are as follows:

Date	Name	Purpose
November 10, 2022	Pernli Marine Limited	Owns and operates Kool Baltic
November 10, 2022	Persect Marine Limited	Owns and operates Kool Boreas
November 10, 2022	Felox Marine Limited	Owns and operates Kool Firn
November 10, 2022	Respent Marine Limited	Owns and operates Kool Orca

The Company accounted for the acquisition pursuant to the MSA as an asset acquisition (Refer to Note 2c – Acquisitions). The table below presents the aggregated fair values of the Acquired Vessel SPVs and excess of fair value over purchase consideration allocated to the assets acquired and liabilities assumed based upon fair values determined by CoolCo.

	Successor (Consolidated)
(in $ millions)	Aggregated amounts on acquisition[1] (A)	Fair value and other adjustments (B)	Fair value of amounts acquired C = A + B	Excess fair values over purchase consideration allocation (D)	Amounts recognized upon acquisition E = C - D
Assets Acquired
Vessels	640.6	149.7	790.3	(45.7)	744.6
Favorable Contract Intangible Assets	—	5.4	5.4	—	5.4
Other current and non-current assets	2.2	—	2.2	—	2.2
Total assets acquired:	642.8	155.1	797.9	(45.7)	752.2
Liabilities Assumed
Long-term debt	520.0	—	520.0	—	520.0
Unfavorable contracts liabilities	—	89.3	89.3		89.3
Other liabilities	7.7	—	7.7	—	7.7
Total liabilities assumed:	527.7	89.3	617.0	—	617.0

Net assets to be acquired:	115.1	65.8	180.9	(45.7)	135.2

Fair values of net assets acquired		180.9
Less: Purchase consideration, net[2]		(135.2)
Excess of fair values over purchase consideration		45.7

(1) Represents the aggregated balances of assets acquired and liabilities assumed that were specifically identifiable and directly attributable to each of the Acquired Vessel SPVs, acquired pursuant to the transactions contemplated under the MSA which closed on November 10, 2022.

(2) The aggregate purchase price under the MSA was $662.8 million offset by (i) $520.0 million debt assumed; and (ii) $7.6 million of working capital adjustments, resulting in net cash purchase consideration paid to EPS of $135.2 million.
On November 3, 2022, in connection with the vessel acquisitions described above, the Company also entered into an option agreement with an affiliate of EPS to acquire newbuild contracts for a further two 2-stroke LNG carriers that are scheduled to be delivered in the second half of 2024. The option on these two vessels is exercisable until June 30, 2023 and the purchase consideration under the option agreement is approximately $234 million per vessel.

The Original Vessels we acquired pursuant to the Vessel SPA and the Acquired Vessels we acquired pursuant to the MSA are collectively referred to as the ‘‘Vessels’’.